COMMON SHARES (Details Narrative)																														1 Months Ended					2 Months Ended	3 Months Ended	6 Months Ended		7 Months Ended	12 Months Ended
	Jun. 22, 2017 USD ($) $ / shares shares	Apr. 17, 2017 USD ($) shares	Mar. 31, 2017 USD ($) shares	Mar. 24, 2017	Mar. 14, 2017 USD ($) $ / shares shares	Mar. 13, 2017 USD ($) shares	Mar. 02, 2017 USD ($) shares	Feb. 21, 2017 USD ($) shares	Jan. 31, 2017 USD ($) shares	Dec. 20, 2016 USD ($)	Dec. 14, 2016 USD ($) shares	Sep. 15, 2016 USD ($) shares	Aug. 16, 2016 USD ($) shares	Aug. 07, 2016 USD ($) shares	Apr. 13, 2016 USD ($) shares	Feb. 01, 2016 USD ($) shares	Jul. 17, 2015 USD ($) shares	Jul. 06, 2015 USD ($) shares	Jul. 02, 2015 USD ($) shares	Jun. 15, 2015 USD ($) shares	Jun. 12, 2015 USD ($) shares	Jun. 02, 2015 USD ($) shares	Apr. 15, 2015 USD ($) shares	Apr. 13, 2015 USD ($) shares	Mar. 12, 2015 USD ($) shares	Jan. 05, 2015 USD ($) $ / shares shares	Dec. 08, 2014 shares	Oct. 28, 2014 shares	Oct. 03, 2014 USD ($) $ / shares shares	Aug. 31, 2015 USD ($) shares	Jul. 31, 2015 USD ($) shares	May 31, 2015 USD ($) shares	Mar. 19, 2015 USD ($) shares	Oct. 31, 2014 USD ($) Number	Jun. 30, 2015 USD ($) shares	Dec. 31, 2015 USD ($) $ / shares	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Aug. 31, 2015 USD ($) Number	Dec. 31, 2016 USD ($) $ / shares	Sep. 30, 2015 USD ($)	Jun. 07, 2017 $ / shares shares	May 11, 2017 $ / shares shares	Apr. 13, 2017 $ / shares shares	Feb. 14, 2017 $ / shares shares	May 18, 2016 $ / shares	Aug. 08, 2014 USD ($) $ / shares
Reverse stock split ratio				130																																		130
Issuance of shares for services (in shares)													3,077	1,100
Issuance of shares for services | $									$ 41,000	$ 50,000			$ 24,000	$ 11,000																						$ 136,000	$ 132,000	$ 583,000		$ 745,000	$ 1,574,000
Warrant expiration term	5 years
Proceeds from issuance of stock and warrants | $	$ 4,500,000
Proceeds from issuance of shares and warrants, net of issuance costs | $	$ 4,123,000																																				4,123,000	1,752,000		3,001,000	315,000
Issuance of common stock, net of issuance costs (in shares)	1,440,000										58,909											107,160
Exercise price (in dollars per share) | $ / shares	$ 3.30																																													$ 7.54
Purchase share price paid | $ / shares	$ 3.125
Number of common shares issued for warrant	1
Value of common stock issued for services | $																																				136,000	$ 132,000	583,000		745,000	1,574,000
Value of common stock issued upon new issue | $											$ 84,000											$ 146,000														$ 215,000		$ 569,000		$ 717,000	$ 347,000
Beneficial principal loan converted | $																																							$ 1,480,716
Number of shares issued upon conversion | Number																																							577,387
Service Agreement [Member]
Issuance of shares for services (in shares)																												2,577
Non-US Personnel (Subscription Agreement) [Member]
Issuance of common stock, net of issuance costs (in shares)																	17,832
Value of common stock issued upon new issue | $																	$ 39,000
Non-US Entity (Subscription Agreement) [Member]
Issuance of common stock, net of issuance costs (in shares)																		18,681
Value of common stock issued upon new issue | $																		$ 51,000
Dr. Borenstein Ltd (Subscription Agreement) [Member]
Issuance of common stock, net of issuance costs (in shares)																					65,268		12,538
Value of common stock issued upon new issue | $																					$ 140,000		$ 48,000
Number of shares options to purchase																										7,692
Exercise price of options (in dollars per share) | $ / shares																										$ 0.13
Value of common stock options | $																										$ 158,000
Non-US Person (Subscription Agreement) [Member]
Issuance of common stock, net of issuance costs (in shares)																			15,384					3,205
Value of common stock issued upon new issue | $																			$ 32,000					$ 25,000
Carter Terry [Member]
Issuance of shares for services (in shares)																											2
Non-US Citizen (Consulting Agreement) [Member]
Issuance of shares for services (in shares)																													15,385
Value of common stock issued for services | $																													$ 217,000
Number of shares options to purchase																													3,846
Exercise price of options (in dollars per share) | $ / shares																													$ 0.13
Maxim Group LLC [Member]
Issuance of shares for services (in shares)																														26,726
Value of common stock issued for services | $																														$ 34,000
Non-US Person (Financial Advisor & Investment Banker Settlement Agreement) [Member]
Issuance of shares for services (in shares)																														8,679
Value of common stock issued for services | $																														$ 13,000
Consultant One [Member]
Issuance of shares for services (in shares)							17,949					3,846			6,731	4,153
Issuance of shares for services | $							$ 87,000					$ 20,000			$ 42,000	$ 108,000
Amount of shares to be issued, per letter agreement | $																																															$ 350,000
Price per share, per letter agreement | $ / shares																																															$ 19.50
Consultant Two [Member]
Issuance of shares for services (in shares)						3,847						3,846
Issuance of shares for services | $						$ 6,000						$ 34,000
Global Share and Options Incentive Enhancement Plan (2014) [Member]
Issuance of shares for services (in shares)			7,406
Issuance of shares for services | $			$ 47,000
Amemded and Restated Non-Employee Directors Compensation Plan [Member]
Share based compensation (in shares)		7,840
Fair value of shares issued as share based compensation | $		$ 50,000
Warrant [Member]
Exercise price (in dollars per share) | $ / shares																																				$ 8.90				$ 11.72
October Financing [Member]
Proceeds from private placement | $					$ 250,000
Number of shares called by warrant					25,462																																					25,462	25,462	25,462	25,642
Exercise price (in dollars per share) | $ / shares					$ 9.75																																					$ 9.75	$ 9.75	$ 9.75	$ 9.75
October Financing [Member] | Warrant [Member]
Number of shares called by warrant					25,642
Warrant expiration term					5 years
Chief Financial Officer [Member]
Issuance of shares for services (in shares)									3,109
Former Chief Financial Officer [Member]
Issuance of shares for services (in shares)									2,692
Directors [Member] | Global Share and Options Incentive Enhancement Plan (2014) [Member]
Share based compensation (in shares)								19,576
Fair value of shares issued as share based compensation | $								$ 170,000
Investor [Member]
Issuance of shares for services (in shares)																									839						61,808	25,000	47,037		28,962
Value of common stock issued for services | $																									$ 14,000						$ 199,000	$ 136,000	$ 738,000		$ 150,000
Beneficial principal loan converted | $																																		$ 42,000
Number of shares issued upon conversion | Number																																		3,631
Dr. Borenstein Ltd (Subscription Agreement) [Member]
Exercise price (in dollars per share) | $ / shares																										$ 0.13
Consultant [Member]
Issuance of shares for services (in shares)																				11,538
Value of common stock issued for services | $																				$ 34,000